INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS, NET
Gross Carrying Amount	$ 40,636	$ 42,628
Accumulated Amortization	(21,644)	(20,199)
Total intangible assets, net	18,992	22,429
Amortization expense	4,601	5,122	$ 5,310
Expected amortization expense of intangible assets
2022	4,409
2023	3,228
2024	2,691
2025	2,198
2026	2,052
2026 and thereafter	4,414
Technical know-how
INTANGIBLE ASSETS, NET
Gross Carrying Amount	1,577	1,543
Accumulated Amortization	(1,562)	(1,525)
Total intangible assets, net	15	18
Computer software
INTANGIBLE ASSETS, NET
Gross Carrying Amount	39,059	41,085
Accumulated Amortization	(20,082)	(18,674)
Total intangible assets, net	$ 18,977	$ 22,411